UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/16

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for those series, as appropriate.

Dreyfus International Small Cap Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International Small Cap Fund

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus International Small Cap Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Small Cap Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Mark A. Bogar, James A. Lydotes, and Andrew Leger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus International Small Cap Fund’s Class A shares produced a total return of -1.60%, Class C shares returned -1.97%, Class I shares returned -1.45%, and Class Y shares returned -1.45%.1 In comparison, the fund’s benchmark, the S&P Developed Ex-U.S. Small Cap Index, produced a total return of 3.17% for the same period.2

International small-cap equities ended the reporting period with moderate gains, on average, despite high levels of volatility driven by a variety of fiscal and economic uncertainties. The fund lagged its benchmark, primarily due to disappointing stock selections in Japan and Italy.

Effective November 2015, Andrew Leger became a Portfolio Manager for the fund.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of small-cap foreign companies. The fund’s portfolio managers use a disciplined investment process that relies on a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. This investment process is designed to produce a diversified portfolio that has a below-average price/earnings ratio and an above-average earnings growth trend. The portfolio managers monitor the securities in the fund’s portfolio, and will consider selling a security if its target price is exceeded, there is a negative change in the company’s fundamentals, or there is a deterioration in its ranking by the proprietary quantitative models.

Volatility Buffeted Small-Cap International Markets

International equity markets slipped lower in choppy trading during the last two months of 2015 under pressure from weakening commodity prices and concerns that the European Central Bank (ECB) did not more substantially expand its policy of monetary easing. Investor sentiment turned more sharply negative in January 2016 in response to further deterioration in oil and other commodity prices, disappointing economic data in China, doubts about the effectiveness of Japanese economic policy, and worries that higher short-term rates in the United States might weigh on global economic activity. These concerns drove the benchmark broadly lower through the first two weeks of February.

International stocks staged a dramatic recovery starting in mid-February when investors responded positively to encouraging European and U.S. economic data, a rebound in commodity prices, the announcement of another round of monetary easing from the ECB, and indications from U.S. monetary policymakers that they would proceed cautiously with regard to additional rate hikes. The energy and basic materials sectors led the rally, during which smaller-cap stocks tended to outperform their larger-cap counterparts. By the end of the reporting period, small-cap international equities had more than recouped their previous losses.

Some Stock Selections Disappointed

With macroeconomic developments rather than company fundamentals driving stock markets during much of the reporting period, the fund’s disciplined, bottom-up investment process produced disappointing results in some areas. The fund underperformed its benchmark most notably among Japanese holdings that proved sensitive to the rising value of the yen. These

DISCUSSION OF FUND PERFORMANCE (continued)

included information technology stocks, such as semiconductor maker Hitachi Kokusai Electric; industrial companies, such as transportation infrastructure provider Nippon Signal Co.; and financial institutions, such as Chiba Bank. Italian financial holdings—Banco Popolare Società Cooperativa and asset management group Anima Holding—suffered declines in response to the ECB’s negative interest rate policy. Underweighted exposure to the Canadian market, particularly in the recovering basic materials sector, further hampered relative results, as did a pair of U.K.-based holdings: media company Entertainment One and fashion designer Jimmy Choo.

On a more positive note, the fund’s investments in several international markets enhanced relative performance. In Hong Kong, regional bank Dah Sing Financial benefited from expanding margins and effective cost management, and mobile game developer IGG encountered growing international demand for its products. In the Netherlands, staffing company USG People climbed after an acquisition bid, and diversified industrial services provider TKH Group experienced positive trends in several of its divisions. In France, technology consultants Alten and Atos performed notably well, and toll road operator Eiffage reported better-than-expected earnings and rising revenues. Other top performers included two Japanese companies, seafood manufacturer Nippon Suisan Kaisha, and drug and consumer product maker Lion, which helped compensate for some of the fund’s losses in other areas of the Japanese market.

Positioned for International Recovery

With many of the world’s central banks committed to policies of monetary easing and with key economic indications showing signs of improvement in many parts of the developed world, we believe that international small-cap equities are well positioned to perform well over the months ahead. Therefore, we have positioned the fund to benefit from potential asset appreciation by increasing its exposure to the information technology and materials sectors while reducing its financial sector holdings.

May 16, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 SOURCE: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The S&P Developed Ex-U.S. Small Cap Index is a market capitalization-weighted index designed to define and measure the investable universe of publicly traded small cap companies domiciled in developed countries outside the United States. The index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Small Cap Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.91	$ 10.44	$ 5.58	$ 5.43
Ending value (after expenses)	$984.00	$980.30	$985.50	$985.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 7.02	$ 10.62	$ 5.67	$ 5.52
Ending value (after expenses)	$1,017.90	$1,014.32	$1,019.24	$1,019.39

† Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.12% for Class C, 1.13% for Class I and 1.10% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 97.6%	Shares		Value ($)
Australia - 6.3%
Ansell	365,064		5,492,155
BT Investment Management	521,394		3,911,545
Challenger	706,138		4,798,772
Estia Health	989,803		4,346,324
Evolution Mining	3,736,794		5,697,739
Fairfax Media	8,727,364		5,270,062
OZ Minerals	1,022,555		4,560,776
Qantas Airways	1,529,680	[a]	3,743,887
Regis Resources	2,546,769		5,678,890
Vicinity Centres	4,379,098		10,993,407
			54,493,557
Austria - .3%
Zumtobel Group	203,752		2,647,389
Belgium - 1.0%
Galapagos	131,432	[a]	6,011,393
Nyrstar	3,227,617	[a]	2,547,583
			8,558,976
Canada - 6.3%
Artis Real Estate Investment Trust	808,091		8,630,286
Canadian Apartment Properties REIT	270,305		6,426,395
Cogeco Communications	85,521		4,261,395
Constellation Software	10,752		4,201,909
DH	181,338		4,707,244
Entertainment One	2,896,391		7,826,492
Gran Tierra Energy	2,562,144	[a]	7,555,537
Lundin Mining	1,495,124	[a]	5,874,680
WSP Global	145,801		4,904,965
			54,388,903
Denmark - .5%
DFDS	109,775		4,385,524
Finland - .6%
Valmet	383,942		4,819,245
France - 6.0%
Alten	90,682		5,609,793
Atos	152,646		13,621,266
Eiffage	69,258		5,510,990
Gaztransport Et Technigaz	130,803		4,857,188

Common Stocks - 97.6% (continued)	Shares		Value ($)
France - 6.0% (continued)
Korian	118,645		3,739,109
Rubis	51,776		4,037,623
SCOR	146,567		4,983,091
Teleperformance	102,756		9,225,617
			51,584,677
Germany - 4.6%
Aareal Bank	192,600		6,851,389
Gerresheimer	54,879		4,078,068
Rheinmetall	97,599		7,630,418
STADA Arzneimittel	98,857		4,199,313
Stroeer SE & Co.	136,422		6,726,602
TAG Immobilien	345,958		4,598,856
Zalando	178,891	[a,b]	5,938,454
			40,023,100
Hong Kong - .5%
Dah Sing Financial Holdings	302,800		2,062,426
EVA Precision Industrial Holdings	14,116,000		2,001,791
			4,064,217
Ireland - 2.4%
DCC	52,540		4,661,688
ICON	123,916	[a]	8,374,243
Smurfit Kappa Group	290,115		7,706,752
			20,742,683
Israel - 1.3%
Bezeq The Israeli Telecommunication Corp.	1,991,835		4,235,380
Elbit Systems	70,455		6,928,381
			11,163,761
Italy - 4.8%
A2A	9,624,201		13,776,979
ANIMA Holding	897,261	[b]	6,368,757
Autogrill	502,504	[a]	4,261,348
Prysmian	299,045		7,063,142
Saras	2,403,640	[a]	4,199,847
Societa Iniziative Autostradali e Servizi	547,110		5,724,643
			41,394,716
Japan - 23.3%
Ain Holdings	195,500		9,461,380
Air Water	468,000		6,935,970
Alpine Electronics	573,900		6,979,871

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.6% (continued)	Shares	Value ($)
Japan - 23.3% (continued)
Central Glass	1,190,000	6,648,756
Chiba Bank	1,360,000	6,815,713
CKD	709,900	5,641,434
CyberAgent	89,300	4,171,480
Daicel	620,600	7,625,841
DeNA	518,600	8,648,084
DTS	318,900	6,309,392
Ebara	1,317,000	5,983,583
Goldcrest	373,600	5,306,798
Haseko	726,900	6,540,772
Hitachi Kokusai Electric	340,100	3,542,342
Ichigo	833,100	3,570,504
Japan Aviation Electronics Industry	213,000	2,801,599
Lion	808,000	9,968,091
Makino Milling Machine	553,000	3,300,968
Matsumotokiyoshi Holdings	148,700	7,304,368
Nifco	102,100	4,876,543
Nippon Shokubai	51,000	2,635,577
Nippon Signal	544,200	4,550,393
NS Solutions	174,300	3,001,650
Sanwa Holdings	884,200	6,755,015
Sawai Pharmaceutical	119,000	7,642,345
Shikoku Electric Power	425,100	5,207,304
Skylark	420,800	5,478,452
Start Today	131,700	5,754,301
Tadano	552,700	5,206,641
Takara Leben	752,400	4,711,342
Tokai Rika	459,100	8,462,964
Tokyo Seimitsu	272,100	5,618,617
Tokyo Steel Manufacturing	595,100	3,625,245
Totetsu Kogyo	140,200	4,055,205
Toyo Tire & Rubber	204,000	3,019,952
Tsubakimoto Chain	595,000	3,874,333
		202,032,825
Luxembourg - 1.6%
APERAM	195,115	7,673,830
Regus	1,488,421	6,361,942
		14,035,772

Common Stocks - 97.6% (continued)	Shares		Value ($)
Malta - .5%
Unibet Group	359,476		4,059,794
Netherlands - 2.8%
AerCap Holdings	130,389	[a]	5,216,864
Corbion	194,193		4,958,234
Euronext	167,194	[b]	7,071,106
TKH Group	178,639		7,060,756
			24,306,960
New Zealand - 1.0%
Air New Zealand	2,836,478		4,869,940
Z Energy	733,847		4,013,228
			8,883,168
Norway - .6%
Storebrand	1,150,631	[a]	4,836,370
Singapore - 2.5%
IGG	6,556,000		2,838,064
Mapletree Industrial Trust	6,769,700		8,073,845
Mapletree Logistics Trust	13,330,400		10,696,872
			21,608,781
South Korea - 3.7%
Com2uS	29,534	[a]	3,345,473
Dongbu Insurance	81,375		4,999,480
Hyundai Wia	83,673		7,072,134
LF	153,769		3,472,541
Osstem Implant	95,495	[a]	5,978,651
S-Oil	41,230		3,129,937
Soulbrain	117,301		4,467,331
			32,465,547
Spain - 4.2%
Almirall	226,474		3,726,499
Distribuidora Internacional de Alimentacion	1,093,844	[a]	6,087,422
Enagas	153,275		4,674,309
Euskaltel	347,258	[b]	3,833,568
Gamesa Corp Tecnologica	226,139		4,437,975
Mediaset Espana Comunicacion	579,812		7,516,607
Merlin Properties Socimi	538,013		6,276,505
			36,552,885
Sweden - .7%
Elekta, Cl. B	539,735		3,942,815

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.6% (continued)	Shares		Value ($)
Sweden - .7% (continued)
HALDEX	271,471		2,296,717
			6,239,532
Switzerland - 7.5%
Actelion	30,992	[a]	5,010,507
Adecco	146,497		9,438,298
Aryzta	143,231	[a]	5,566,066
Baloise Holding	67,092		8,306,996
Gategroup Holding	199,728	[a]	10,974,670
Julius Baer Group	192,860	[a]	8,253,498
Sika-BR	1,633		6,954,084
Swiss Life Holding	40,666	[a]	10,270,956
			64,775,075
United Kingdom - 13.5%
Auto Trader Group	781,030	[b]	4,289,571
Bellway	168,359		6,013,802
Britvic	777,333		8,009,598
Card Factory	784,382		4,174,584
Dialog Semiconductor	124,599	[a]	4,336,752
Galliford Try	275,322		5,128,824
GKN	2,257,820		9,179,507
Halma	414,915		5,419,629
Jimmy Choo	2,178,557	[a]	3,886,244
Jupiter Fund Management	1,122,348		6,925,338
Just Eat	760,055	[a]	4,273,174
Keller Group	489,799		6,323,907
LondonMetric Property	3,419,832		7,927,540
Man Group	3,659,727		7,915,134
Merlin Entertainments	1,181,782	[b]	7,468,710
Micro Focus International	146,611		3,281,580
Rentokil Initial	2,600,759		6,703,441
RPC Group	679,938		7,258,888
Spectris	158,199		4,224,139
Spire Healthcare Group	818,575	[b]	3,923,634
			116,663,996
United States - 1.1%
iShares MSCI EAFE Small-Cap ETF	192,204		9,685,160
Total Common Stocks (cost $844,468,945)			844,412,613

Preferred Stocks - .7%	Shares		Value ($)
Germany - .7%
Jungheinrich (cost $4,605,992)	67,917		6,399,723
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $8,006,689)	8,006,689	[c]	8,006,689
Total Investments (cost $857,081,626)	99.2%		858,819,025
Cash and Receivables (Net)	.8%		6,625,069
Net Assets	100.0%		865,444,094

BR—Bearer Certificate

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $38,893,800 or 4.49% of net assets.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	21.5
Financials	19.8
Consumer Discretionary	15.3
Information Technology	10.9
Materials	9.7
Health Care	7.7
Consumer Staples	5.4
Energy	3.2
Utilities	2.8
Exchange-Traded Funds	1.1
Telecommunications	.9
Money Market Investment	.9
99.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	849,074,937	850,812,336
Affiliated issuers	8,006,689	8,006,689
Cash		1,803,582
Cash denominated in foreign currency	1,368,073	1,383,278
Dividends receivable		4,272,340
Receivable for shares of Beneficial Interest subscribed		3,378,549
Prepaid expenses		48,689
		869,705,463
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		902,786
Payable for investment securities purchased		2,604,149
Payable for shares of Beneficial Interest redeemed		689,510
Interest payable—Note 2		2,741
Accrued expenses		62,183
		4,261,369
Net Assets ($)		865,444,094
Composition of Net Assets ($):
Paid-in capital		894,755,189
Accumulated undistributed investment income—net		3,238,923
Accumulated net realized gain (loss) on investments		(34,451,409)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		1,901,391
Net Assets ($)		865,444,094

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	614,098	103,375	5,062,967	859,663,654
Shares Outstanding	47,332	8,000	389,587	66,147,417
Net Asset Value Per Share ($)	12.97	12.92	13.00	13.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $907,148 foreign taxes withheld at source):
Unaffiliated issuers	7,896,485
Affiliated issuers	9,125
Total Income	7,905,610
Expenses:
Investment advisory fee—Note 3(a)	3,820,474
Custodian fees—Note 3(c)	174,395
Registration fees	78,271
Professional fees	61,085
Trustees’ fees and expenses—Note 3(d)	28,541
Prospectus and shareholders’ reports	4,269
Loan commitment fees—Note 2	3,956
Interest expense—Note 2	2,893
Shareholder servicing costs—Note 3(c)	2,180
Distribution fees—Note 3(b)	376
Miscellaneous	25,003
Total Expenses	4,201,443
Less—reduction in expenses due to undertaking—Note 3(a)	(161)
Less—reduction in fees due to earnings credits—Note 3(c)	(18)
Net Expenses	4,201,264
Investment Income—Net	3,704,346
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(22,597,114)
Net realized gain (loss) on forward foreign currency exchange contracts	(163,831)
Net Realized Gain (Loss)	(22,760,945)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	14,597,633
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(6,099)
Net Unrealized Appreciation (Depreciation)	14,591,534
Net Realized and Unrealized Gain (Loss) on Investments	(8,169,411)
Net (Decrease) in Net Assets Resulting from Operations	(4,465,065)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015[a]
Operations ($):
Investment income—net	3,704,346	4,467,717
Net realized gain (loss) on investments	(22,760,945)	(11,571,159)
Net unrealized appreciation (depreciation) on investments	14,591,534	(12,690,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,465,065)	(19,793,585)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,189)	-
Class I	(22,468)	-
Class Y	(5,036,813)	-
Total Dividends	(5,062,470)	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	59,232	643,747
Class C	-	109,856
Class I	3,055,801	4,283,938
Class Y	263,110,182	840,111,054
Dividends reinvested:
Class A	2,639	-
Class I	6,087	-
Class Y	1,212,933	-
Cost of shares redeemed:
Class A	(53,241)	(28,160)
Class C	-	(9,286)
Class I	(1,026,707)	(1,165,799)
Class Y	(159,915,711)	(55,631,351)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	106,451,215	788,313,999
Total Increase (Decrease) in Net Assets	96,923,680	768,520,414
Net Assets ($):
Beginning of Period	768,520,414	-
End of Period	865,444,094	768,520,414
Undistributed investment income—net	3,238,923	4,597,047

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015[a]
Capital Share Transactions (Shares):
Class A
Shares sold	4,561	49,001
Shares issued for dividends reinvested	199	-
Shares redeemed	(4,279)	(2,150)
Net Increase (Decrease) in Shares Outstanding	481	46,851
Class C
Shares sold	-	8,713
Shares redeemed	-	(713)
Net Increase (Decrease) in Shares Outstanding	-	8,000
Class Ib
Shares sold	237,275	318,483
Shares issued for dividends reinvested	459	-
Shares redeemed	(80,478)	(86,152)
Net Increase (Decrease) in Shares Outstanding	157,256	232,331
Class Yb
Shares sold	21,071,462	61,741,818
Shares issued for dividends reinvested	91,404	-
Shares redeemed	(12,592,647)	(4,164,620)
Net Increase (Decrease) in Shares Outstanding	8,570,219	57,577,198

[a] From January 30, 2015 (commencement of operations) to October 31, 2015.
[b] During the period ended April 30, 2016, 161,209 Class I shares representing $2,048,140 were exchanged for 161,213 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2016	Year Ended
Class A Shares	(Unaudited)	October 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	13.26	12.50
Investment Operations:
Investment income—net[b]	.04	.11
Net realized and unrealized gain (loss) on investments	(.26)	.65[c]
Total from Investment Operations	(.22)	.76
Distributions:
Dividends from investment income-net	(.07)	–
Net asset value, end of period	12.97	13.26
Total Return (%)[d,e]	(1.60)	6.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	1.46	1.71
Ratio of net expenses to average net assets[f]	1.40	1.40
Ratio of net investment income to average net assets[f]	.58	1.15
Portfolio Turnover Rate[e]	49.71	97.46
Net Assets, end of period ($ x 1,000)	614	621

a From January 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2016	Year Ended
Class C Shares	(Unaudited)	October 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	13.18	12.50
Investment Operations:
Investment income(loss)—net[b]	(.01)	.02
Net realized and unrealized gain (loss) on investments	(.25)	.66[c]
Total from Investment Operations	(.26)	.68
Net asset value, end of period	12.92	13.18
Total Return (%)[d,e]	(1.97)	5.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	2.12	2.88
Ratio of net expenses to average net assets[f]	2.12	2.15
Ratio of net investment income(loss) to average net assets[f]	(.14)	.23
Portfolio Turnover Rate[e]	49.71	97.46
Net Assets, end of period ($ x 1,000)	103	105

a From January 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended
Class I Shares	(Unaudited)	October 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	13.28	12.50
Investment Operations:
Investment income—net[b]	.07	.12
Net realized and unrealized gain (loss) on investments	(.26)	.66[c]
Total from Investment Operations	(.19)	.78
Distributions:
Dividends from investment income-net	(.09)	–
Net asset value, end of period	13.00	13.28
Total Return (%)[d]	(1.45)	6.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.13	1.26
Ratio of net expenses to average net assets[e]	1.13	1.15
Ratio of net investment income to average net assets[e]	1.08	1.32
Portfolio Turnover Rate[d]	49.71	97.46
Net Assets, end of period ($ x 1,000)	5,063	3,086

a From January 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2016	Year Ended
Class Y Shares	(Unaudited)	October 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	13.28	12.50
Investment Operations:
Investment income—net[b]	.06	.12
Net realized and unrealized gain (loss) on investments	(.25)	.66[c]
Total from Investment Operations	(.19)	.78
Distributions:
Dividends from investment income-net	(.09)	–
Net asset value, end of period	13.00	13.28
Total Return (%)[d]	(1.45)	6.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.10	1.22
Ratio of net expenses to average net assets[e]	1.10	1.15
Ratio of net investment income to average net assets[e]	.97	1.30
Portfolio Turnover Rate[d]	49.71	97.46
Net Assets, end of period ($ x 1,000)	859,664	764,708

a From January 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Small Cap Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A and 8,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	13,591,107	–	–	13,591,107
Equity Securities - Foreign Common Stocks†	–	821,136,346††	–	821,136,346
Equity Securities - Foreign Preferred Stocks†	–	6,399,723††	–	6,399,723
Exchange- Traded Funds	9,685,160	–	–	9,685,160
Mutual Funds	8,006,689	–	–	8,006,689

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	5,892,905	170,300,527	168,186,743	8,006,689.9

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $9,308,008 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. These short-term capital losses can be carried forward for an unlimited period.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2016 was approximately $430,200 with a related weighted average annualized interest rate of 1.35%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $161 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM, TBCAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $376 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April

30, 2016, Class A and Class C shares were charged $746 and $125, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $957 for transfer agency services and $40 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $18.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $174,395 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $694,443, Distribution Plan fees $63, Shareholder Services Plan fees $145, custodian fees $204,602, Chief Compliance Officer fees $3,208 and transfer agency fees $334, which are offset against an expense reimbursement currently in effect in the amount of $9.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2016, amounted to $488,590,734 and $382,938,745, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2016, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Forward contracts	1,668,802

At April 30, 2016, accumulated net unrealized appreciation on investments was $1,737,399, consisting of $59,959,322 gross unrealized appreciation and $58,221,923 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians, noting the fund’s commencement of operations on January 30, 2015. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee and the fund’s total expenses were below the Expense Group and the Expense Universe medians.

The Dreyfus representatives noted that Dreyfus has contractually agreed, until January 31, 2016, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15%, of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance, in light of the fund’ commencement of operations on January 30, 2015.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices/measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

For More Information

Dreyfus International Small Cap Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

The Boston Company Asset
Management LLC
BNY Mellon Center
One Boston Place
Boston, MA 02108

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DYAPX Class C: DYCPX Class I: DYIPX Class Y: DYYPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 4006SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)